TAXATION - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Tax loss carryforward
Deferred tax assets.	$ 274,314	$ 4,916,980
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	73,087,723
Deferred tax assets.	1,358,273
Tax Loss-Carry Forward | Argentina | 2027
Tax loss carryforward
Tax-Loss Carry forward	231,032
Tax Loss-Carry Forward | Argentina | 2028
Tax loss carryforward
Tax-Loss Carry forward	703,806
Tax Loss-Carry Forward | Argentina | 2029
Tax loss carryforward
Tax-Loss Carry forward	1,579,886
Tax Loss-Carry Forward | Argentina | 2030
Tax loss carryforward
Tax-Loss Carry forward	14,905,107
Deferred tax assets.	1,144,142
Tax Loss-Carry Forward | Argentina | 20231
Tax loss carryforward
Tax-Loss Carry forward	18,977,334
Tax Loss-Carry Forward | United States of America | 2046
Tax loss carryforward
Tax-Loss Carry forward	8,921,286
Tax Loss-Carry Forward | France
Tax loss carryforward
Tax-Loss Carry forward	856,524
Deferred tax assets.	214,131
Tax Loss-Carry Forward | Brazil
Tax loss carryforward
Tax-Loss Carry forward	$ 26,912,748